Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Express Scripts Holding Co.
Entity Central Index Key	0001532063
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Sep. 30, 2017
Amendment Flag	false